EARNINGS (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2024
EARNINGS (LOSS) PER SHARE
Schedule of earnings (loss) per share calculated using the weighted average number of common shares outstanding

(a)Basic

	Year ended December 31
	2024	2023
Income (loss) for the year	$88,981	$(27,010)
Weighted average number of common shares (thousands)	318,720	311,482
Basic earnings (loss) per share	$0.28	$(0.09)

(b)Diluted

	Year ended December 31
	2024	2023
Income (loss) for the year	$88,981	$(27,010)

Weighted average number of common shares (thousands)	318,720	311,482
Dilutive potential ordinary shares
Warrants	12,500	—
Options	770	—
RSUs	572	—
DSUs	848	—
Bonus shares	500	—
Weighted average number of ordinary shares	333,910	311,482

Diluted earnings (loss) per share	$0.27	$(0.09)